Incorporation and nature of business	9 Months Ended
May 31, 2026
Incorporation and nature of business
Incorporation and nature of business

1. Incorporation and nature of business

Vision Marine Technologies Inc. (the “Company”) was incorporated on August 29, 2012, and until June 2025 its principal business was the manufacture, sale, and rental of electric boats, as well as the design and commercialization of electric propulsion systems. The Company is incorporated in Canada, and its head office and registered office is located at 730 Curé-Boivin boulevard, Boisbriand, Quebec, Canada, J7G 2A7.

On June 20, 2025, the Company completed the acquisition of all issued and outstanding shares of Nautical Ventures Group Inc. (“NVG”), a Florida‑based recreational boat retailer and service company. The acquisition significantly expanded the Company’s U.S. operations and distribution capabilities.

The Company’s Voting Common Shares trade on the Nasdaq Capital Market under the symbol “VMAR”.

Business seasonality

The Company’s operating results generally vary from quarter to quarter as a result of changes in general economic conditions and seasonal fluctuations, among other things, in each of its reportable segments. This means the Company’s results in one quarter are not necessarily indicative of how the Company will perform in a future quarter.